COMMITMENTS, CONTINGENCIES, AND ENVIRONMENTAL MATTERS ENVIRONMENTAL MATTERS (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Jan. 31, 2015
Commitments And Contingencies [Line Items]
Jointly Owned Utility Plant, Net Ownership Amount	$ 706
Environmental Costs Recognized, Capitalized in Period	11	5	2
Environmental Remediation Expense	5	8	15
One Year In Future [Member]
Commitments And Contingencies [Line Items]
Estimated Environmental Costs To Be Capitalized In Future	28
Estimated Future Annual Operating Costs For Environmental Remediation		4
Two Years In Future Member [Member]
Commitments And Contingencies [Line Items]
Estimated Environmental Costs To Be Capitalized In Future	19
Estimated Future Annual Operating Costs For Environmental Remediation	4
Sundt [Member]
Commitments And Contingencies [Line Items]
Estimated Capital Expenditure for Monitoring Equipment	1			1
Estimated Capital Expenditure for Selective Non Catalytic Reduction	12			12
Jointly Owned Utility Plant, Net Ownership Amount	17			17
Sundt [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Estimated Future Change in Operating Cost for Selective Non Catalytic Reduction	5			5
Sundt [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Estimated Future Change in Operating Cost for Selective Non Catalytic Reduction	6			6
Four Corner [Member]
Commitments And Contingencies [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	7.00%			7.00%
Estimated Capital Expenditure for Selective Catalytic Reduction				44
Estimated Capital Expenditure for Selective Catalytic Reduction	2			2
Estimated Capital Expenditure for Selective Catalytic Reduction	35
Springerville Unit 1
Commitments And Contingencies [Line Items]
Estimated Future Capital Cost For Mercury Emission Control Equipment				5
Estimated Future Annual Operating Costs for Mercury Emission Control Equipment				1
Third-Party Participating in Ownership Interest				50.50%
TEP's Share (in Percentage) of Obligations for Environmental Costs				100.00%
Springerville Unit 1 | Completion of Purchase of Equity Interest [Member]
Commitments And Contingencies [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share					49.50%
Navajo [Member]
Commitments And Contingencies [Line Items]
Estimated Future Capital Cost For Mercury Emission Control Equipment	1			1
Estimated Future Annual Operating Costs for Mercury Emission Control Equipment	1			1
Jointly Owned Utility Plant, Proportionate Ownership Share	7.50%			7.50%
Estimated Capital Expenditure for Selective Catalytic Reduction				28
Estimated Capital Expenditure for Selective Catalytic Reduction	1			1
Better Than BART Agreement Year by which to Shut Down One Unit	2020			2020
Better than BART Agreement, Year by which SCR Technology to be Installed	2030			2030
Estimated Capital Expenditure for Selective Catalytic Reduction	28			28
Estimated Future Annual Operating Costs For Mercury Emission Control Equipment and Baghouses, Less Than	1			1
Estimate of Possible Loss Contingency	2			3
San Juan [Member]
Commitments And Contingencies [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	50.00%			50.00%
Estimated Capital Expenditure for Selective Catalytic Reduction				37
Estimated Capital Expenditure for Selective Catalytic Reduction	1			1
Estimated Capital Expenditure for Selective Catalytic Reduction	37
San Juan Unit One [Member]
Commitments And Contingencies [Line Items]
Estimated Capital Expenditure for Selective Non Catalytic Reduction				12
Estimated Future Change in Operating Cost for Selective Non Catalytic Reduction				1
BalancedDraftUpgradePortionOfEstimatedCapitalExpenditureForSelectiveCatalyticReduction				25
San Juan Unit Two [Member]
Commitments And Contingencies [Line Items]
Jointly Owned Utility Plant, Net Ownership Amount	110			109
Springerville [Member]
Commitments And Contingencies [Line Items]
Estimated Future Capital Cost For Mercury Emission Control Equipment	5
Estimated Future Annual Operating Costs for Mercury Emission Control Equipment	$ 1
Third-Party Participating in Ownership Interest	50.50%
TEP's Share (in Percentage) of Obligations for Environmental Costs	100.00%